ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 4,976.0	$ 4,302.6
Other comprehensive income (loss)	22.8	191.8
Balances, end of year	5,388.1	4,976.0
Foreign currency exchange differences on translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	417.7	174.5
Other comprehensive income (loss)	(45.0)	243.2
Balances, end of year	372.7	417.7
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(34.6)	(19.2)
Other comprehensive income (loss)	10.4	(15.4)
Balances, end of year	(24.2)	(34.6)
Net changes in financial assets carried at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(1.3)	(1.3)
Other comprehensive income (loss)	0.0	0.0
Balances, end of year	(1.3)	(1.3)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	381.8	154.0
Other comprehensive income (loss)	(34.6)	227.8
Other comprehensive loss (income) excluding cash flow hedges	(34.6)	227.8
Balances, end of year	$ 347.2	$ 381.8